Cover	May 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-09712
Entity Registrant Name	UNITED STATES CELLULAR CORPORATION.
Entity Central Index Key	0000821130
Entity Tax Identification Number	62-1147325
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8410 West Bryn Mawr
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	773
Local Phone Number	399-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
6.25% Senior Notes Due 2069
Title of 12(b) Security	6.25% Senior Notes Due 2069
Trading Symbol	UZD
Security Exchange Name	NYSE
5.50% Senior Notes Due 2070
Title of 12(b) Security	5.50% Senior Notes Due 2070
Trading Symbol	UZE
Security Exchange Name	NYSE
5.50% Senior Notes Due 2070
Title of 12(b) Security	5.50% Senior Notes Due 2070
Trading Symbol	UZF
Security Exchange Name	NYSE